Document And Entity Information	3 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	MOBIX LABS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	On December 21, 2023 (the “Closing Date”), Mobix Labs, Inc., a Delaware corporation (f/k/a Chavant Capital Acquisition Corp., a Cayman Islands exempted company incorporated with limited liability) (“Mobix Labs,” the “Company,” “we,” “us” or “our”), consummated the previously announced merger pursuant to the Business Combination Agreement, dated November 15, 2022 (as amended, the “Business Combination Agreement”), by and among the Company, CLAY Merger Sub II, Inc., a Delaware corporation and newly-formed, wholly-owned direct subsidiary of Chavant (“Merger Sub”), and Mobix Labs Operations, Inc., a Delaware corporation (f/k/a Mobix Labs, Inc.) (“Legacy Mobix”), following the approval at an extraordinary general meeting of the Company’s shareholders held on December 18, 2023 (the “Special Meeting”).Pursuant to the terms of the Business Combination Agreement, the Company changed its jurisdiction of incorporation by deregistering as an exempted company incorporated with limited liability in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company changed its name to “Mobix Labs, Inc.,” and a business combination between the Company and Legacy Mobix was effected through the merger of Merger Sub with and into Legacy Mobix, with Legacy Mobix surviving as a wholly owned subsidiary of Mobix Labs (together with the other transactions related thereto, the “Merger”).In connection with the closing of the Merger (the “Closing”), and pursuant to the terms of the Business Combination Agreement, (i) each outstanding share of Legacy Mobix common stock converted into the right to receive shares of Class A Common Stock; (ii) each share of preferred stock of Legacy Mobix, which included Series A Preferred Stock and Founders Preferred Stock issued and outstanding immediately prior to the Closing, converted into the right to receive shares of Class B common stock (“Class B Common Stock”); (iii) each outstanding stock option and warrant of Legacy Mobix was assumed by the Company and converted into an option to purchase shares of Class A Common Stock; (iv) each outstanding unvested restricted stock unit (“RSU”) of Legacy Mobix was assumed by the Company and converted into an RSU covering shares of Class A Common Stock; and (v) each outstanding convertible instrument of Legacy Mobix, including Simple Agreement for Further Equity Notes (“SAFEs”) and promissory notes that were convertible into Legacy Mobix common stock or preferred stock, converted into the right to receive shares of Class A Common Stock.As of the open of trading on December 22, 2023, the Class A Common Stock and warrants that were issued in Chavant’s initial public offering (the “Public Warrants”) began trading on Nasdaq under the symbols “MOBX” and “MOBXW,” respectively.Unless the context otherwise requires, references in this prospectus to:• “Chavant” refers to Chavant Capital Acquisition Corp., a Cayman Islands exempted company incorporated with limited liability, prior to the Closing;• “Mobix Labs” refers to Mobix Labs, Inc., a Delaware corporation (f/k/a Chavant Capital Acquisition Corp.), and its consolidated subsidiaries following the Closing;• “Legacy Mobix” refers to Mobix Labs, Inc., a Delaware corporation, and its consolidated subsidiaries prior to the Closing (n/k/a Mobix Labs Operations, Inc.); and• “we,” “us,” and “our” or the “Company” refer to Mobix Labs following the Closing and to Legacy Mobix prior to the Closing.
Entity Central Index Key	0001855467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE